Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (67,359)	$ (470,003)	$ (114,973)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation expense /(benefit)	2,094	41,468	19,120
Changes in current assets and liabilities:
Prepaid and other current assets	23,865	(23,455)	(15,091)
Tax liabilities	(74,058)	263,108	(36,666)
Net cash used in operating activities	84,025	187,687	239,620
Net decrease in cash, cash equivalents, restricted cash and restricted time deposits	(298,429)	317,069	(557,958)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	1,368,295	1,051,226	1,609,184
Cash, cash equivalents, restricted cash and restricted time deposits at end of year	1,069,866	1,368,295	1,051,226
Reconciliation of Cash, Cash Equivalents, and Restricted Time Deposits to Condensed Balance Sheets
Cash and cash equivalents				$ 819,713	$ 1,364,096
Total cash, cash equivalents, restricted cash and restricted time deposits at end of year	1,368,295	1,051,226	1,609,184	1,069,866	1,368,295	$ 1,051,226
Sohu.com Limited [Member]
Cash flows from operating activities:
Net loss	(160,082)	(554,526)	(224,021)
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment loss from subsidiaries and VIEs	232,307	331,106	217,408
Share-based compensation expense /(benefit)	(1,916)	(814)	1,309
Others	(993)	0	0
Changes in current assets and liabilities:
Due from subsidiaries and VIEs	(2,963)	0	0
Prepaid and other current assets	(3,996)	3,933	842
Tax liabilities	(79,569)	222,350	(2,014)
Accrued liabilities	1,892	(8,194)	(630)
Net cash used in operating activities	(15,320)	(6,145)	(7,106)
Net decrease in cash, cash equivalents, restricted cash and restricted time deposits	(15,320)	(6,145)	(7,106)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	2,845	8,990	16,096
Cash and cash equivalents, restricted cash and restricted time deposits of Sohu.com Limited at the date of the liquidation of Sohu.com Inc.				29,207	0	0
Cash, cash equivalents, restricted cash and restricted time deposits at end of year	16,732	2,845	8,990
Reconciliation of Cash, Cash Equivalents, and Restricted Time Deposits to Condensed Balance Sheets
Cash and cash equivalents				16,492	2,845	8,990
Restricted time deposits included in other assets	240	0	0
Total cash, cash equivalents, restricted cash and restricted time deposits at end of year	$ 2,845	$ 8,990	$ 8,990	$ 16,732	$ 2,845	$ 8,990